11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liability, beginning	$ (384)	$ (334)
Profit (loss)	89	(55)
Gain on monetary position, net	10	5
Reclasification to assets clasified as held	271
Other reclasifications
Deferred tax liability, ending		(384)
Adjustment for tax inflation [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liability, beginning	(99)
Profit (loss)	(81)	(99)
Gain on monetary position, net	1
Reclasification to assets clasified as held	41
Other reclasifications	136
Deferred tax liability, ending		(99)
Investments in companies [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liability, beginning	(8)	(19)
Profit (loss)	(17)	11
Gain on monetary position, net
Reclasification to assets clasified as held
Other reclasifications
Deferred tax liability, ending		(8)
Intangible assets [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liability, beginning	(13)	(193)
Profit (loss)	2	175
Gain on monetary position, net		5
Reclasification to assets clasified as held
Other reclasifications
Deferred tax liability, ending		(13)
Inventory [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liability, beginning	(10)
Profit (loss)	(1)	(10)
Gain on monetary position, net
Reclasification to assets clasified as held	5
Other reclasifications
Deferred tax liability, ending		(10)
Trade and other receivables [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liability, beginning	(4)	(7)
Profit (loss)	(3)	3
Gain on monetary position, net
Reclasification to assets clasified as held
Other reclasifications
Deferred tax liability, ending		(4)
Financial assets at fair value through profit and loss deferred tax liabilities [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liability, beginning	(11)	(9)
Profit (loss)	3	(2)
Gain on monetary position, net
Reclasification to assets clasified as held	4
Other reclasifications
Deferred tax liability, ending		(11)
Borrowings [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liability, beginning		(3)
Profit (loss)		3
Gain on monetary position, net
Taxes payable [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liability, beginning	(4)
Profit (loss)	1	(4)
Gain on monetary position, net
Reclasification to assets clasified as held
Other reclasifications
Deferred tax liability, ending		(4)
Other deferred tax liabilities [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liability, beginning		(6)
Profit (loss)		6
Gain on monetary position, net
Reclasification to assets clasified as held
Other reclasifications
Deferred tax liability, ending
Deferred tax liabilities [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liability, beginning	(533)	(571)
Profit (loss)	(7)	28
Gain on monetary position, net	11	10
Reclasification to assets clasified as held	321
Other reclasifications	136
Deferred tax liability, ending		(533)
Tax loss-carryforwards [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax asset, beginning	111	52
Profit (loss)	18	59
Gain on monetary position, net
Reclasification to assets clasified as held	(3)
Other reclasifications
Deferred tax asset, ending	126	111
Trade and other receivables [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax asset, beginning	13	12
Profit (loss)	9	1
Gain on monetary position, net
Reclasification to assets clasified as held	(16)
Other reclasifications
Deferred tax asset, ending	6	13
Trade and other payables [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax asset, beginning	13	52
Profit (loss)	(2)	(37)
Gain on monetary position, net		(2)
Reclasification to assets clasified as held	(8)
Other reclasifications
Deferred tax asset, ending	3	13
Salaries and social security payable [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax asset, beginning	2	1
Profit (loss)	4	1
Gain on monetary position, net
Reclasification to assets clasified as held	(3)
Other reclasifications
Deferred tax asset, ending	3	2
Defined benefit plans [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax asset, beginning	7	9
Profit (loss)	(1)	(2)
Gain on monetary position, net
Reclasification to assets clasified as held	(1)
Other reclasifications
Deferred tax asset, ending	5	7
Provisions [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax asset, beginning	39	32
Profit (loss)	(1)	7
Gain on monetary position, net
Reclasification to assets clasified as held	(10)
Other reclasifications
Deferred tax asset, ending	28	39
Taxes payable [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax asset, beginning		6
Profit (loss)		(6)
Gain on monetary position, net
Deferred tax asset, ending
Adjustment for tax inflation [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax asset, beginning	8
Profit (loss)	(4)	8
Gain on monetary position, net
Reclasification to assets clasified as held
Other reclasifications
Deferred tax asset, ending	4	8
Other [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax asset, beginning		2
Profit (loss)	1	(2)
Gain on monetary position, net
Reclasification to assets clasified as held
Other reclasifications
Deferred tax asset, ending
Deferred tax asset [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax asset, beginning	193	166
Profit (loss)	27	29
Gain on monetary position, net		(2)
Reclasification to assets clasified as held	(41)
Other reclasifications
Deferred tax asset, ending	178	193
Intangible assets [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax asset, beginning
Profit (loss)	3
Gain on monetary position, net
Reclasification to assets clasified as held
Other reclasifications
Deferred tax asset, ending	$ 3